INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

February 17, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of Strategic Latin America Fund

The Trust is filing Post-Effective Amendment No. 80 to its Registration Statement under Rule 485(a)(2) to create a new series, Strategic Latin America Fund.

Please direct your comments to Sardjono Kadiman at (626) 914-2109.  Thank you.

Sincerely,

/s/SARDJONO KADIMAN

Sardjono Kadiman
Investment Managers Series Trust
Assistant Treasurer
626-914-2109